Retirement benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) plan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ (3,251)	$ (1,602)
Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	66,054	78,024	$ 73,481
Defined benefit plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ (69,707)	(79,961)	(76,756)
The Netherlands
Disclosure of defined benefit plans [line items]
Local funding threshold	125.00%
Surplus (deficit)	$ 4,753	$ 3,520
Percentage of defined benefit liability related to active members	21.00%	23.00%
The Netherlands | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 23,577	$ 26,746	24,608
The Netherlands | Defined benefit plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ (28,330)	$ (30,266)	(27,986)
UK
Disclosure of defined benefit plans [line items]
Defined benefit plans funded by final salary pension arrangements | plan	4
Number of defined benefit plans that cannot be netted | plan	3
Defined benefit plans closed to new employees | plan	3
Defined benefit plans open to new members | plan	2
Percentage of defined benefit liability related to active members	14.00%	16.00%
Actuarial funding valuation, frequency	3 years
Actuarial funding valuation, funding ratio	108.00%
UK | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 16,957	$ 19,074	17,791
UK | Defined benefit plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(19,560)	(22,320)	(21,963)
UK | Funded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	2,603	3,246
UK | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	319	340
UK | BG Pension Scheme
Disclosure of defined benefit plans [line items]
Surplus (deficit)	105
Defined benefit obligation, at present value	1,270
USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)	638	$ 140
Gain on settlement of defined benefit liabilities	$ 101
Percentage of defined benefit liability related to active members	30.00%	23.00%
USA | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 9,596	$ 15,579	14,793
USA | Defined benefit plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(9,425)	(14,835)	(14,243)
USA | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(809)	(884)
Pensions
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	862
Pensions | Funded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	59,915	71,473
Pensions | Unfunded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 3,261	3,450
Pensions | The Netherlands | Top of range
Disclosure of defined benefit plans [line items]
Percentage of average local funding requirement for additional payments	105.00%
Pensions | The Netherlands | Funded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 23,577	26,746
Pensions | UK | Funded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	16,638	18,734
Pensions | UK | Unfunded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	319	340
Pensions | USA | Funded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	8,787	14,695
Pensions | USA | Unfunded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	809	884
OPEB | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,878	3,101	$ 2,879
OPEB | Unfunded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,878	3,101
OPEB | USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ (2,337)	$ (2,267)